GENERAL (Narrative) (Details) - USD ($)						1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 14, 2021	Jan. 04, 2021	Nov. 02, 2020	Sep. 02, 2020	Aug. 06, 2019	Dec. 31, 2022	Feb. 19, 2021	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 06, 2019
Disclosure of detailed information about business combination [line items]
Operating loss										$ 26,941,000	$ 30,953,000	$ 24,814,000
Ordinary shares issued	3,803,594	883,534	3,920,000	5,882,353		41,260,439		3,803,594	726,832	41,260,439	41,170,168
Gross proceeds from ordinary shares			$ 12,000,000	$ 10,000,000				$ 28,000,000	$ 2,600,000	$ 21,000	$ 29,582,000	$ 18,658,000
Pre-funded warrants		883,534	883,534
Exercise price per warrant		$ 0.01	$ 0.01
Pre-funded warrant per share			$ 2.49
Aggregate offering price		$ 9,000					$ 50,000,000
Weighted average share price	$ 7.36							$ 7.36	$ 3.64
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued						28,507				28,507
Gross proceeds from ordinary shares						$ 22,000
Weighted average share price						$ 0.77				$ 0.77
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements					$ 10,000,000								$ 10,000,000
Ownership percentage held by other entity in subsidiary					$ 27,840								$ 27,840